Accrued Expenses and Other Current Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Accrued Expenses and Other Current Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

NOTE 5. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	December 31, 2021	March 31, 2022
Product warranty, current	$20,922	$17,420
Payables for purchase of property, plant and equipment	18,500	20,313
Other current liabilities	10,636	10,817
Accrued payroll and welfare	3,476	3,763
Accrued expenses	2,444	3,101
Interest payable	1,836	2,503
Other tax payable	926	1,009
Operating lease liabilities, current	—	2,177
Total	$58,740	$61,103

10. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	December 31, 2020	December 31, 2021
Product warranty	$4,296	$20,922
Payables for purchase of property, plant and equipment	15,122	18,500
Other current liabilities	3,959	10,636
Accrued payroll and welfare	2,704	3,476
Accrued expenses	1,696	2,444
Interest payable	1,379	1,836
Other tax payable	1,472	926
Payables to exiting investors(a)	30,000	—
Total	$60,628	$58,740

(a)      The payables to exiting investors represents the amount for the redemption of the shares owned by certain noncontrolling shareholders of a subsidiary, which was paid out as of December 31, 2021. See Note 18.